Fair Value Measurements (Tables)	6 Months Ended
Jan. 23, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The carrying amounts and fair values of the Company's Available-for-sale investments and Long-term debt are as follows:

	As of January 23, 2016
		Fair Value Measurements
	Carrying value	Quoted Prices in Active Markets of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
	(millions)
Assets:
Available-for-sale investments (a)	$1.6	$1.6
	$1.6	$1.6

Liabilities:
Term loan (b)	$1,665.1		$1,639.6
	$1,665.1		$1,639.6

	As of July 25, 2015
		Fair Value Measurements
	Carrying value	Quoted Prices in Active Markets of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
	(millions)
Assets:
Available-for-sale investments (a)	$13.4	$13.4
	$13.4	$13.4

Liabilities:
Revolving credit facility (c)	$106.5		$116.0
	$106.5		$116.0

(a) Available-for-sale investments, included within Prepaid expenses and other current assets, consist of restricted cash and are recorded at fair value as of January 23, 2016 and July 25, 2015.
(b) The carrying amount of the Term Loan is net of unamortized original issue discount and debt issuance costs of $69.9 million as of January 23, 2016. The fair value of the Term Loan was determined based on quoted market prices which are considered Level 2 inputs within the fair value hierarchy.
(c) The carrying amount revolving credit facility is net of debt issuance costs of $9.5 million as of July 25, 2015.